Expenses by Nature - Schedule of Depreciation and Amortization (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Schedule of Depreciation and Amortization [Abstract]
Property, plant and equipment	RM 136,963	$ 33,768	RM 89,117	RM 47,055
Intangible assets	471,048	116,136	243,183	16,106
Right-of-use assets	509,448	125,604	480,114	236,272
Total Depreciation and amortization	RM 1,117,459	$ 275,508	RM 812,414	RM 299,433